SCHEDULE OF ESTIMATED USEFUL LIFE OF GOODWILL AND OTHER INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2025
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Goodwill and other intangible assets, useful lives	Indefinite
Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Goodwill and other intangible assets, useful life	20 years
Patents [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Goodwill and other intangible assets, useful life	5 years
Patents [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Goodwill and other intangible assets, useful life	10 years
Computer Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Goodwill and other intangible assets, useful life	5 years
Computer Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Goodwill and other intangible assets, useful life	10 years
Other Intangible Assets [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Goodwill and other intangible assets, useful life	3 years
Other Intangible Assets [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Goodwill and other intangible assets, useful life	10 years